Consolidated statements of comprehensive loss - CAD ($)	3 Months Ended		9 Months Ended
	May 31, 2023	May 31, 2022	May 31, 2023	May 31, 2022
Consolidated statement of comprehensive loss
Revenues	$ 1,300,100	$ 2,014,769	$ 3,531,055	$ 3,975,140
Cost of sales	927,749	890,649	2,785,104	2,079,821
Cost of sales E-Motion			220,000
Gross profit	372,351	1,124,120	525,951	1,895,319
Expenses
Research and development	751,674	32,670	5,072,428	50,179
Office salaries and benefits	899,864	968,126	2,725,049	2,571,948
Selling and marketing expenses	620,015	356,660	1,760,596	1,496,935
Professional fees	1,234,357	571,452	2,814,576	2,452,900
Office and general	734,996	551,633	2,132,247	1,485,823
Share-based compensation	628,923	367,054	1,052,090	2,545,720
Depreciation	205,690	52,758	421,533	178,217
Net financial expense (income)	(1,413,084)	99,608	(1,230,217)	213,419
Impairment loss on Debentures	0		2,637,000
Other expense (income)	6,983	(21,887)	(67,427)	(86,876)
Operating expense	3,669,418	2,978,074	17,317,875	10,908,265
Loss before tax	(3,297,067)	(1,853,954)	(16,791,924)	(9,012,946)
Income taxes
Current tax expense (recovery)	(201,848)	86,078	(171,848)	52,257
Deferred tax expense (recovery)		7	(37,137)	724
Total income tax expense	(201,848)	86,085	(208,985)	52,981
Net loss for the period	(3,095,219)	(1,940,039)	(16,582,939)	(9,065,927)
Items of comprehensive income that will be subsequently reclassified to earnings:
Foreign currency translation differences for foreign operations, net of tax	38,580	(40,044)	395,415	3,782
Other comprehensive income (loss), net of tax	38,580	(40,044)	395,415	3,782
Total comprehensive loss for the period, net of tax	$ (3,056,639)	$ (1,980,083)	$ (16,187,524)	$ (9,062,145)
Weighted average shares outstanding, Basic	9,709,759	8,380,461	8,860,666	8,318,525
Weighted average shares outstanding, Diluted	9,709,759	8,380,461	8,860,666	8,318,525
Basic loss per share	$ (0.32)	$ (0.23)	$ (1.87)	$ (1.09)
Diluted loss per share	$ (0.32)	$ (0.23)	$ (1.87)	$ (1.09)